Goodwill - Allocation (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 2,923	$ 2,923	$ 3,473
Primrose (Foster Creek)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,171	1,171
Christina Lake
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,101	1,101
Lloydminster Thermal
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 651	$ 651